Investments in subsidiaries and associates - Material controlled entities and material controlled entities not wholly owned (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
St.George Motor Finance Limited
Material controlled entities
Percentage of equity owned by parent	75.00%	75.00%
Westpac Bank-PNG-Limited
Material controlled entities
Percentage of equity owned by parent	89.90%	89.90%
Westpac NZ Covered Bond Limited
Material controlled entities
Percentage of equity owned by parent	19.00%	19.00%
Westpac NZ Securitisation Limited
Material controlled entities
Percentage of equity owned by parent	19.00%	19.00%